SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Sep. 30, 2013
SECURITIES AVAILABLE FOR SALE [Abstract]
Schedule of Gross Unrealized Gains and Losses Recognized

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2013
States and political subdivisions	$22,717	$476	$(258)	$22,935
U.S. Government agencies and sponsored entities	27,276	-	(1,164)	26,112
Government sponsored entities residential mortgage-backed:
FHLMC	17,986	69	(114)	17,941
FNMA	12,876	80	(100)	12,856
Collateralized mortgage obligations	4,065	-	(171)	3,894
SBA loan pools	4,192	-	-	4,192
Total securities	$89,112	$625	$(1,807)	$87,930

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2012
States and political subdivisions	$24,445	$1,743	$-	$26,188
U.S. Government agencies and sponsored entities	22,250	16	(9)	22,257
Government sponsored entities residential mortgage-backed:
FHLMC	25,330	444	-	25,774
FNMA	19,831	406	-	20,237
Total securities	$91,856	$2,609	$(9)	$94,456

Schedule of Proceeds From Sales of Securities
	September 30,
	2013	2012
Proceeds	$4,145	$15,969
Gross gains	66	246
Gross losses	(44)	-

Schedule of Expected Maturities

	September 30,
	2013
	Amortized	Fair
	Cost	Value
	(in thousands)
Within one year	$415	$417
One to five years	1,505	1,558
Five to ten years	33,987	33,223
Beyond ten years	18,278	18,041
Mortgage-backed securities and collateralized mortgage obligations	34,927	34,691
Total	$89,112	$87,930

Schedule of Securities With Unrealized Losses

	Less Than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
(Dollars in thousands)

September 30, 2013
States and political subdivisions	$7,293	$(258)	$-	$-	$7,293	$(258)
U.S. Government agencies and sponsored entities	26,112	(1,164)	-	-	26,112	(1,164)
Government sponsored entities residential mortgage backed:
FHLMC	11,118	(114)	-	-	11,118	(114)
FNMA	6,696	(100)	-	-	6,696	(100)
Collateralized mortgage obligations	3,894	(171)	-	-	3,894	(171)
Total securities	$55,113	$(1,807)	$-	$-	$55,113	$(1,807)

September 30, 2012
U.S. Government agencies and sponsored entities	$10	$(9)	$-	$-	$10	$(9)
Total securities	$10	$(9)	$-	$-	$10	$(9)